UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23102

Nuveen Municipal 2021 Target Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NHA
Nuveen Municipal 2021 Target Term Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 113.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 113.4% (100.0% of Total Investments)
	Alabama – 0.7% (0.6% of Total Investments)
$ 600	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 4.000%, 8/01/20	No Opt. Call	N/R	$ 606,498
	Alaska – 3.0% (2.7% of Total Investments)
1,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	1,080,400
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	1,434,206
2,325	Total Alaska			2,514,606
	Arizona – 2.4% (2.1% of Total Investments)
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/21	No Opt. Call	A1	345,745
1,620	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21	No Opt. Call	Baa3	1,625,848
10	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19	No Opt. Call	BBB+	10,571
1,955	Total Arizona			1,982,164
	Arkansas – 0.0% (0.0% of Total Investments)
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center, Refunding Series 2015B, 5.000%, 2/01/21	No Opt. Call	A3	16,254
	California – 12.8% (11.3% of Total Investments)
1,400	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	1,465,352
565	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	5/18 at 100.00	N/R	565,299
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016, 4.000%, 2/01/21	No Opt. Call	A+	90,559
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
550	5.000%, 8/01/20 ,144A	No Opt. Call	BBB	585,063
500	5.000%, 8/01/21 ,144A	No Opt. Call	BBB	541,845
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Refunding Series 2015, 5.000%, 10/01/20	No Opt. Call	BBB+	790,561

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01, Improvement Area No. 1, University District, Series 2016A:
$ 260	2.000%, 9/01/20	No Opt. Call	N/R	$258,367
265	2.125%, 9/01/21	No Opt. Call	N/R	262,832
235	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20	No Opt. Call	N/R	239,434
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 97-1, Series 2016, 3.000%, 9/01/21	No Opt. Call	N/R	206,654
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	333,094
905	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	5/18 at 100.00	N/R	905,362
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	53,240
1,250	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016, 3.250%, 9/01/21	No Opt. Call	N/R	1,263,625
1,310	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	1,386,687
10	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A, 5.000%, 8/15/20	No Opt. Call	BBB+	10,742
1,340	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21	No Opt. Call	N/R	1,324,965
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Refunding Series 2015, 2.000%, 9/01/21	No Opt. Call	BBB+	413,284
10,380	Total California			10,696,965
	Colorado – 0.8% (0.7% of Total Investments)
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A-	212,248
444	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 3.250%, 12/01/20	No Opt. Call	N/R	446,611
674	Total Colorado			658,859
	Connecticut – 0.3% (0.2% of Total Investments)
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20, 144A	5/18 at 100.00	BB	100,022
125	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/21	No Opt. Call	AA-	137,011
225	Total Connecticut			237,033
	Florida – 12.4% (11.0% of Total Investments)
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 2.250%, 11/01/20	No Opt. Call	BBB-	149,382
405	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 3.625%, 11/01/20	No Opt. Call	N/R	406,673

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 210	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	$210,548
2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	5/18 at 100.00	Caa1	2,000,820
107	Champion's Reserve Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	107,903
305	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 3.700%, 11/01/20	No Opt. Call	N/R	307,165
625	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 3.750%, 5/01/20	No Opt. Call	N/R	633,631
1,380	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	1,388,170
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment Bonds. Refunding Series 2016, 2.000%, 5/01/21	No Opt. Call	A-	327,462
575	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 3.500%, 5/01/20	No Opt. Call	N/R	577,122
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20	No Opt. Call	BBB+	16,130
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C:
30	4.000%, 5/15/19	No Opt. Call	A	30,814
70	5.000%, 5/15/21	No Opt. Call	A	76,140
505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2016, 2.250%, 5/01/21	No Opt. Call	BBB	502,546
500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 3.500%, 5/01/21	No Opt. Call	BBB-	499,860
625	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 4.000%, 5/01/20	No Opt. Call	N/R	635,481
305	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	306,107
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
60	4.000%, 5/01/18	No Opt. Call	N/R	59,970
60	4.100%, 5/01/19	No Opt. Call	N/R	59,796
65	4.300%, 5/01/20	No Opt. Call	N/R	64,667
70	4.600%, 5/01/21	No Opt. Call	N/R	69,491
345	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 3.750%, 11/01/20	No Opt. Call	N/R	346,508
420	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/20	No Opt. Call	N/R	424,759
310	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	314,086

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 205	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 3.750%, 11/01/20	No Opt. Call	N/R	$205,927
305	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20	No Opt. Call	N/R	309,258
335	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	334,343
10,317	Total Florida			10,364,759
	Georgia – 0.4% (0.3% of Total Investments)
275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21	No Opt. Call	A+	297,033
	Guam – 1.0% (0.9% of Total Investments)
790	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	No Opt. Call	B+	807,775
	Hawaii – 2.4% (2.1% of Total Investments)
2,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	2,029,860
	Illinois – 14.4% (12.7% of Total Investments)
255	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured	No Opt. Call	Baa2	241,210
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	73,151
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
220	5.000%, 12/01/18	No Opt. Call	BB-	223,628
405	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (4)	428,478
1,565	5.000%, 12/01/19	No Opt. Call	B	1,613,499
150	5.000%, 12/01/20	No Opt. Call	BB-	156,638
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	1,057,240
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/20	No Opt. Call	BBB+	1,045,160
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	BBB+	850,016
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
45	5.000%, 1/01/20	No Opt. Call	BBB-	46,630
10	5.000%, 1/01/21	No Opt. Call	BBB-	10,527
50	Chicago, Illinois, O'Hare Airport Customer Facility Charge Senior Lien Revenue Bonds, Series 2013A, 5.000%, 1/01/20	No Opt. Call	Baa1	52,756
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School Series 2012A, 3.000%, 12/01/20	No Opt. Call	A1	632,129
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	AA-	323,391

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 620	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/21	No Opt. Call	BBB	$667,883
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/21	No Opt. Call	A-	1,089,750
270	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 4.000%, 2/15/21	No Opt. Call	BBB-	277,495
315	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 – AMBAC Insured	No Opt. Call	BBB-	290,849
85	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	88,596
1,635	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	1,702,264
110	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/21	No Opt. Call	BBB	114,752
105	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/21	No Opt. Call	BBB	109,320
1,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013, 0.000%, 2/01/21	No Opt. Call	A+	926,960
11,645	Total Illinois			12,022,322
	Indiana – 2.8% (2.5% of Total Investments)
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21	No Opt. Call	A2	1,328,662
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	1,038,850
2,250	Total Indiana			2,367,512
	Iowa – 0.4% (0.4% of Total Investments)
350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	6/18 at 105.00	B	369,030
	Kentucky – 1.3% (1.1% of Total Investments)
1,000	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/20	No Opt. Call	BBB+	1,073,940
	Louisiana – 0.0% (0.0% of Total Investments)
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	A3	16,399
	Maine – 0.3% (0.3% of Total Investments)
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	BB	276,225
	Massachusetts – 2.9% (2.5% of Total Investments)
50	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/20	No Opt. Call	BBB+	53,303
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue Series 2010G, 5.000%, 7/01/21	7/20 at 100.00	BBB+	26,611

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
$ 1,000	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	5/18 at 100.00	N/R	$1,002,320
1,295	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	5/18 at 100.00	N/R	1,314,982
2,370	Total Massachusetts			2,397,216
	Michigan – 0.8% (0.7% of Total Investments)
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB	120,872
500	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997A, 5.375%, 5/01/21	5/18 at 100.00	B	499,950
640	Total Michigan			620,822
	Minnesota – 0.9% (0.8% of Total Investments)
	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A:
100	3.250%, 5/01/19	No Opt. Call	N/R	99,839
105	3.250%, 11/01/19	No Opt. Call	N/R	104,643
105	3.750%, 5/01/20	No Opt. Call	N/R	105,539
105	3.750%, 11/01/20	No Opt. Call	N/R	105,499
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	CCC-	60,280
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 2.250%, 6/01/21	No Opt. Call	N/R	249,452
735	Total Minnesota			725,252
	Missouri – 2.5% (2.2% of Total Investments)
100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.000%, 11/01/20	No Opt. Call	N/R	100,918
1,145	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Refunding Series 2016B, 5.000%, 4/01/21	No Opt. Call	A-	1,235,707
750	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20	No Opt. Call	N/R	766,530
1,995	Total Missouri			2,103,155
	Nevada – 3.6% (3.2% of Total Investments)
1,815	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 4.000%, 6/15/21	No Opt. Call	BBB+	1,931,051
1,110	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 2.750%, 6/15/21, 144A	No Opt. Call	N/R	1,098,267
2,925	Total Nevada			3,029,318
	New Hampshire – 1.0% (0.8% of Total Investments)
850	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	796,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 12.2% (10.8% of Total Investments)
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
$ 200	4.000%, 6/15/21 (ETM)	No Opt. Call	N/R (4)	$213,974
300	4.000%, 6/15/21	No Opt. Call	BBB+	312,270
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/21	No Opt. Call	BBB+	1,082,640
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	464,576
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A-	1,072,150
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/21	3/21 at 100.00	A-	2,133,380
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/21	No Opt. Call	A-	533,195
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A	596,311
1,000	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A	1,092,190
1,735	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	A-	1,862,575
780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/20	No Opt. Call	A-	824,109
9,480	Total New Jersey			10,187,370
	New York – 7.5% (6.6% of Total Investments)
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	5.000%, 5/01/19 (ETM)	No Opt. Call	N/R (4)	5,206
95	5.000%, 5/01/19	No Opt. Call	BBB-	97,982
100	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 4.125%, 7/01/20	No Opt. Call	Ba1	101,922
200	Franklin County Solid Waste Management Authority, New York, Solid Waste Revenue Bonds, Series 2015A, 5.000%, 6/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	212,406
1,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/21	No Opt. Call	AA	1,106,180
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB	90,440
2,850	5.000%, 8/01/21 (Alternative Minimum Tax)	No Opt. Call	BB	3,099,261
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014, 5.000%, 5/15/21	No Opt. Call	N/R	201,408
250	Oyster Bay, New York, General Obligation Bonds, Public Improvement Refunding Series 2010, 3.000%, 8/15/21	4/18 at 100.00	BB+	245,885
1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/21	No Opt. Call	BB+	1,061,430
5,770	Total New York			6,222,120

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 1.9% (1.6% of Total Investments)
$ 1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Ca	$340,000
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Alternative Minimum Tax) (Mandatory Put 5/01/20)	No Opt. Call	D	476,000
80	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	82,427
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	A2	434,488
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. - The University of Toledo Project, Series 2014A, 5.000%, 7/01/21	No Opt. Call	BBB-	219,239
3,085	Total Ohio			1,552,154
	Pennsylvania – 9.9% (8.7% of Total Investments)
1,740	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 3.125%, 3/15/21	No Opt. Call	BBB-	1,747,761
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/21	No Opt. Call	BBB	409,631
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B+	2,013,520
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	BB-	1,091,120
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	Aa3	1,367,250
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	1,092,520
500	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/21, 144A	No Opt. Call	BB+	531,940
7,865	Total Pennsylvania			8,253,742
	Rhode Island – 0.5% (0.5% of Total Investments)
400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A, 5.000%, 4/01/21	No Opt. Call	Baa2	431,812
	South Carolina – 0.3% (0.3% of Total Investments)
230	South Carolina State, General Obligation State Institution Bonds, University of South Carolina, Refunding Series 2011A, 5.000%, 3/01/21	No Opt. Call	Aaa	252,087
	Tennessee – 2.3% (2.0% of Total Investments)
400	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/21	No Opt. Call	AA	439,832
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A, 5.000%, 10/01/20	No Opt. Call	BBB	321,267
710	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	741,119

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	$287,199
115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	A	124,445
1,785	Total Tennessee			1,913,862
	Texas – 6.7% (5.9% of Total Investments)
195	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 3.400%, 9/01/20	No Opt. Call	N/R	193,939
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
300	4.000%, 6/01/20	No Opt. Call	B3	288,630
215	5.000%, 6/01/21	No Opt. Call	B3	209,092
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB-	1,057,140
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB-	1,321,425
725	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project, Series 2014, 6.650%, 9/01/21 (Pre-refunded 3/15/18)	3/18 at 101.00	N/R (4)	729,220
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	BB+	528,920
175	Polk County, Texas, General Obligation Bonds, Series 2017, 4.000%, 8/15/21	No Opt. Call	A+	187,346
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured	No Opt. Call	AA	1,082,300
5,360	Total Texas			5,598,012
	Utah – 1.9% (1.7% of Total Investments)
1,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Pre-refunded 12/17/18) (Mandatory Put 12/15/20)	12/18 at 100.00	N/R (4)	1,542,450
30	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 5.750%, 7/15/20	No Opt. Call	BB	31,013
1,530	Total Utah			1,573,463
	Virgin Islands – 0.3% (0.3% of Total Investments)
425	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	CCC+	266,688
	Virginia – 1.2% (1.1% of Total Investments)
1,000	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	7/19 at 100.00	N/R	997,370
	Washington – 0.1% (0.1% of Total Investments)
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21, 144A	5/18 at 100.00	N/R	99,840

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.5% (1.3% of Total Investments)
$ 10	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	$10,313
1,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	1,156,590
55	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	57,031
1,065	Total Wisconsin			1,223,934
$ 92,691	Total Long-Term Investments (cost $96,156,788)			94,581,850
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (33.9)% (5)			(28,248,535)
	Other Assets Less Liabilities – 20.5%			17,079,505
	Net Assets Applicable to Common Shares – 100%			$ 83,412,820
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$94,581,850	$ —	$94,581,850

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$95,920,359
Gross unrealized:
Appreciation	$ 1,022,397
Depreciation	(2,360,906)
Net unrealized appreciation (depreciation) of investments	$ (1,338,509)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 29.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018